FORM N-SAR
                           SEMI-ANNUAL REPORT
                   FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:  /  /      (a)

          or fiscal year ending:   05/31/97    (b)

Is this a transition report?:  (Y/N)     N

Is this an amendment to a previous filing:  (Y/N)     N


Those items or sub-items with a box "/" after the item number should be completed only if the answer has changed from the previous filing on this form.


1. A.  Registrant Name:Freshstart Venture Capital Corp.

   B.  File Number:  811-5169

   C.  Telephone Number:212-265-2249


2. A.  Street:313 West 53rd Street

   B.  City:  New York

   C.  State:  New York

   D.   Zip Code:  10019     Zip Ext:

   E.  Foreign Country:        Foreign Postal Code:

3. Is this the first filing on this form by Registrant?  (Y/N)           N

4. Is this the last filing on this form by Registrant?  (Y/N)            N

5. Is Registrant a small business investment company (SBIC) (Y/N)        Y
   [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT?) (Y/N)                         N
   [If answer is "Y" (Yes), complete only items 111 through 132.]        N

7. A.  Is Registrant a series or multiple portfolio company?
       [If answer is "N" (No), go to item 8.]                            N

   B. How many separate series or portfolios did Registrant have at the end of the period?

SMALL BUSINESS INVESTMENT COMPANIES

INVESTMENT ADVISER
89.A.  / Adviser Name (if any):

   B.  / File number:  801 -

   C.  / City:              State:            Zip Code:       Zip Ext.
       / Foreign Country:                  Foreign Postal Code:

89.A.  / Adviser Name (if any):

   B.  / File number:  801 -

   C.  / City:              State:            Zip Code:       Zip Ext.
       / Foreign Country:                  Foreign Postal Code:

TRANSFER AGENT
90.A.  / Transfer Agent Name (if any):

   B.  / File number:84   -

   C.  / City:            State:         Zip Code:10004  Zip Ext.
       / Foreign Country:                  Foreign Postal Code:

90.A.  / Transfer Agent Name (if any):

   B.  / File number:     -

   C.  / City:                State:          Zip Code:       Zip Ext.
       / Foreign Country:                  Foreign Postal Code:

INDEPENDENT PUBLIC ACCOUNTANT
91.A.  / Accountant Name:

   B.  / City:                State:      Zip Code:      Zip Ext.
       / Foreign Country:                  Foreign Postal Code:

91.A.  / Accountant Name:

   B.  / City:              State:            Zip Code:       Zip Ext.
       / Foreign Country:                  Foreign Postal Code:

CUSTODIAN
92.A.  / Custodian:    Self Custody

   B.  / City:    New York  State:NY          Zip Code:10019  Zip Ext.

   C.  / Foreign Country:                  Foreign Postal Code:

   D.  / Mark one of the following with an "X":

TYPE OF CUSTODY

Bank
Sec.17(f)(1)   Member Nat'l     Self    Foreign    Insurance Co.   Other
               Sec. Exchg.     17f-2    Custodian   Sponsor
                Rule 17f-1
            Rule 17f-5   Rule 26a-2



   NOTE: If self-custody, give name of safekeeping depository and location of assets in sub-items 92A and 92B.

   E. / Does Registrant's custodian maintain some or all of registrant's securities in a central
         depository or book entry system pursuant to Rule 17f-4? (Y/N)     Y

93./   Does Registrant's adviser(s) have advisory clients other than investment
         companies? (Y/N)                                                  N

94.Family of investment companies information:
   A.  / Is Registrant part of a family of investment companies? (Y/N)     N

   B. / If "Y" (Yes), state the number of registered management investment companies in the family:
         (NOTE:Count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number.)

   C.  / Identify the family using 10 letters:  ___ ___ ___ ___ ___ ___ ___ ___
           ___ ___
         (NOTE:In filing this form, use this identification consistently for all investment companies in the family including any unit investment trusts. This designation is for purposes of this form only.)

   D.  / Is Registrant a wholly-owned subsidiary of a business development company
         ("BDC")?  (Y/N)                                                   N

   E.  / If "Y" (Yes), identify the BDC as follows:

         BDC name:
         File number:  2-    or 33-

95.Sales, repurchases, and redemptions of
         Registrant's securities during the period:

         Class of Security          Number of Shares       Net
                                      or Principal       Consideration
                                     Amount of Debt      Received or Paid
                                    ($000's omitted)     ($000's omitted)

Common Stock:
   A./Sales                                 1,076      $3,905
   B./Repurchases                            NONE        NONE

Preferred Stock:
   C./Sales                                  NONE        NONE
   D./Repurchases and redemptions            NONE        NONE

Debt Securities
   E./Sales                              $  4,460      $4,460
   F./Repurchases and redemptions        $    390      $  390

96. Securities of Registrant registered on a National Securities Exchange or listed on NASDAQ;
 Title of each class of securities   CUSIP or          Ticker
                                     NASDAQ No.        Symbol

 A. Common Stock Par Value $ .01     358042109          FSVC
 B.
 C.

 FINANCIAL INFORMATION
97. A. /  How many months do the answers to items 97 and 98
          cover?
                                                                 12 Months
                                             For period covered by this form
    INCOME                                              ($000's omitted)
 B.Net interest income                                    $1,271

 C.Net dividend income                                    $

 D.Account maintenance fees                               $

 E.Net other income                                       $

 EXPENSES
 F.Gross advisory fees                                    $

 G.Gross administrator(s) fees
       (Negative answers allowed for 97H through 97S)     $

 H.Salaries and other compensation                        $  167

 I.Shareholder servicing agent fees                       $   15

 J.Custodian fees                                         $

 K.Postage                                                $

 L.Printing expenses                                      $

 M.Directors' fees                                        $

 N.Registration fees                                      $

 O.Taxes                                                  $   18

 P.Interest                                               $  361

 Q.Bookkeeping fees paid to anyone performing this service$

 R.Auditing fees                                          $   32

 S.Legal fees                                             $   22
 Expenses (Negative answers allowed on this screen for
        97 T through 97W and 97Z only         For period covered by this form
                                                 ($000's omitted)

 T.Marketing/distribution payments including payments pursuant to a
       Rule 12b-1 plan                                    $

 U.Amortization of organization expenses                  $

 V.Shareholder meeting expenses                           $

 W.Other expenses    Operating expenses                   $   129

 X.Total expenses                                         $   744

 Y.Expense reimbursements                                 $

 Z.Net investment income                                  $   527

 AA.Realized capital gains                                $

 BB.Realized capital losses                               $

 CC.1.Net unrealized appreciation during the period       $
    2.Net unrealized depreciation during the period       $

 DD.Total income dividends for which record date passed during the
     period                                               $   394
EE.Total capital gains distributions for which period
   record date passed during the period                   $  NONE

98. Payments per share outstanding during the entire current period:
   A. Dividends from net interest income                  $  .21
 NOTE: show in fractions of a cent if so declared
   B. Distributions of capital gains                      $  NONE
   C. Other distributions                                 $  NONE
 NOTE: show in fractions of a cent if so declared

  * Negative answer permitted in this field.
 ** Items 98A and 98B should be of the form mn.nnnn (where n = integer).



99. Assets, liabilities, shareholders' equity:            As of the end of
                                                          current reporting
                                                            period (000's
                                                              omitted)

 A.Cash                                                    $ 2,870

 B.Repurchase Agreements                                   $

 C.Short-term debt securities other than repurchase agreements$1,984

 D.Long-term debt securities including convertible debt    $12,144

 E.Preferred, convertible preferred and adjustable rate preferred stock$

 F.Common stock                                            $

 G.Options on equities                                     $

 H.Options on all futures                                  $

 I.Other investments                                       $

 J.Receivables from portfolio instruments sold             $

 K. Receivables from affiliated persons                    $

 L. Other receivables                                      $

 M. All other assets                                       $   353

 N. Total assets                                           $17,351

                                                           As of the end of
                                                          current reporting
                                                            period (000's
                                                         omitted except for
                                                              per share
                                                             amounts and
                                                              number of
                                                              accounts)
 O.Payables for portfolio instruments                       $

 P.Amounts owned to affiliated persons
                     $

 Q.Senior long-term debt                                    $ 8,450

 R.All other liabilities                                    $   273

 S.Senior equity                                            $ 1,410

 T.Net assets of common shareholders                        $ 7,218

 U.Number of shares outstanding                             $ 2,173

 V.Net asset value per share (to nearest cent)              $  3.32*(1)

*W.Mark-to-market net asset value per share for money market
      funds only (to 4 decimals)                            $  N/A**

 X.Total number of shareholder accounts                     $

 Y.Total value of assets in segregated accounts             $   N/A

 100.Monthly average net assets during current reporting period
($000's omitted)                                            $ 5,194(1)

 101.Market price per share at end of period                $    5 1/2

  * Net asset value per share must be of the form nnn.nn (where n = integer). ** Value must be of the form nnn.nnnn (where n = integer).

(1) Included Restricted Capital of $190,999


102.A.Is the Registrant filing any of the following attachments with the
 current filing of Form N-SAR?                                    Y

 NOTE: If answer is "Y" (Yes), mark those items below being filed as an attachment to this form or incorporated by reference.

 B.Matters submitted to a vote of security holders                Y

 C.Policies with respect to security investments

 D.Legal proceedings

 E.Changes in security for debt

 F.Defaults and arrears on senior securities

 G.Changes in control of Registrant

 H.Terms of new or amended securities

 I.Revaluation of assets or restatement of capital share account

 J.Changes in Registrant's certifying accountant

 K.Changes in accounting principles and practices

 L.Mergers

 M. Actions required to be reported pursuant to Rule 2a-7

 N. Transactions effected pursuant to Rule 10f-3

 O.Information required to be filed pursuant to existing exemptive orders
  Attachment information (Cont. on Screen 53)
  Attachment information (Cont. from Screen 52)

 102.P.1.Exhibits
      .Any information called for by instructions to sub-item 102 P2

       3.Any information called for by instructions to sub-item 102 P3

 103./Does the Registrant have any wholly-owned investment company subsidiaries whose ooperating & financial data are consolidated with that of Registrant in this report? (Y/N)

 [If answer is "N" (No), go to item 105]

  104./List the "811" numbers and names of Registrant's wholly-owned investment company subsidiaries consolidated in this report.

      811 Numbers Subsidiary Name


                              SIGNATURE PAGE TO
                               FORM N-SAR FOR
                       FRESHSTART VENTURE CAPITAL CORP.
                         FOR THE TWELVE MONTHS ENDED
                                MAY 31, 1997


This report is signed on behalf of the Registrant in the City of New York on the 28th day of July, 1997


                           FRESHSTART VENTURE CAPITAL CORP.

                           BY: ZINDEL ZELMANOVITCH
                               ----------------------
                               ZINDEL ZELMANOVITCH
                               PRESIDENT


WITNESS:


NEIL GREENBAUM
-----------------
NEIL GREENBAUM
VICE PRESIDENT



Item 102B
Submission of matters to a vote of security holders.

(a) Freshstart Venture Capital Corp. (the "Company") held an annual meeting of shareholders on May 16, 1997.

(b)  Zindel Zelmanovitch, Neil Greenbaum, Pearl Greenbaum,
Michael Moskowitz, Eugene Haber, Alan Work, Ben Lichtenberg and
John Hamill were all elected as directors of the Company.

(c) To ratify and approve the appointment of Michael C. Finkelstein & Co. as independent public accountants for the fiscal year ending May 31, 1996.

Affirmative Votes            Negative Votes

1,455,124                    1,000

(d) To approve the appointment of Michael C. Finkelstein & Co. as the company's independent public accountants for the fiscal year ended May 31, 1997.

Affirmative Votes            Negative Votes

1,455,124                    1,000